Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Commissions, related party	$ 120,025	$ 158,044
Vessel operating expenses, related party	61,791	70,353
General and administrative expenses, related party	$ 625,000	$ 625,000